Schedule of Investments (unaudited)
June 30, 2020
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 62.5%
BlackRock Emerging Markets Fund, Inc., Class K	1,848,283	$ 45,172,043
BlackRock Technology Opportunities Fund, Class K(b)	593,962	28,581,426
iShares Core MSCI EAFE ETF	570,332	32,600,177
iShares Core S&P Small-Cap ETF(c)	486,441	33,219,056
iShares Core S&P Total U.S. Stock Market ETF(c)	1,875,929	130,264,510
iShares Edge MSCI Min Vol USA ETF	286,123	17,347,637
iShares Edge MSCI USA Value Factor ETF(c)	453,306	32,764,958
iShares MSCI EAFE Growth ETF(c)	736,839	61,238,689
iShares Trust iShares ESG MSCI USA ETF	1,377,248	96,393,588
iShares U.S. Medical Devices ETF(c)	98,978	26,206,405
Master Advantage Large Cap Core Portfolio	$ 44,215,513	44,215,513
		548,004,002
Fixed-Income Funds — 37.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	7,210,789	71,170,484
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	398,661	53,619,904
Master Total Return Portfolio	$ 201,156,681	201,156,681
		325,947,069
Total Long-Term Investments — 99.7% (Cost: $792,569,072)		873,951,071
Security	Shares	Value
Short-Term Securities(a)(d)
Money Market Funds — 4.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.11%	4,346,731	$ 4,346,731
SL Liquidity Series, LLC, Money Market Series, 0.50%(e)	33,383,747	33,410,454
Total Short-Term Securities — 4.3% (Cost: $37,757,185)		37,757,185
Total Investments — 104.0% (Cost: $830,326,257)		911,708,256
Liabilities in Excess of Other Assets — (4.0)%		(34,895,509)
Net Assets — 100.0%		$ 876,812,747
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended June 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Emerging Markets Fund, Inc., Class K	2,000,397	1,097,381	(1,249,495)	1,848,283	$ 45,172,043	$ 967,537	$ (2,449,737)	$ 3,482,164
BlackRock Global Allocation Fund, Inc., Class K(b)	1,388,578	69,902	(1,458,480)	—	—	171,673	3,187,853	(1,463,713)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,483,998	1,862,733(c)	—	4,346,731	4,346,731	13,081	1	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,560,807	8,864,077	(5,214,095)	7,210,789	71,170,484	1,799,940	(704,015)	738,265
BlackRock Technology Opportunities Fund, Class K	—	1,062,385	(468,423)	593,962	28,581,426	—	737,024	5,837,054
BlackRock Technology Opportunities Fund, Institutional Class(b)	1,033,716	23,811	(1,057,527)	—	—	—	7,007,232	(598,583)
iShares 20+ Year Treasury Bond ETF(b)	—	119,369	(119,369)	—	—	83,232	(409,633)	—
iShares Core MSCI EAFE ETF	933,504	966,457	(1,329,629)	570,332	32,600,177	1,232,591	(5,262,740)	(5,766,864)
iShares Core S&P 500 ETF(b)	—	167,652	(167,652)	—	—	231,860	(8,417,137)	—
iShares Core S&P Small-Cap ETF	—	486,441	—	486,441	33,219,056	113,605	—	(1,283,454)
iShares Core S&P Total U.S. Stock Market ETF	2,286,579	715,696	(1,126,346)	1,875,929	130,264,510	2,334,889	3,243,073	3,840,349
iShares Edge MSCI Min Vol USA ETF	1,068,591	25,188	(807,656)	286,123	17,347,637	378,630	3,112,460	(4,939,998)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Shares/ Investment Value Held at 09/30/19	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at 06/30/20	Value at 06/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares Edge MSCI USA Momentum Factor ETF(b)	222,798	—	(222,798)	—	$ —	$ —	$ 3,161,231	$ (3,440,942)
iShares Edge MSCI USA Quality Factor ETF(b)	273,810	326,720	(600,530)	—	—	475,520	(1,329,664)	(679,526)
iShares Edge MSCI USA Size Factor ETF(b)	—	407,931	(407,931)	—	—	256,272	(3,968,336)	—
iShares Edge MSCI USA Value Factor ETF	—	455,205	(1,899)	453,306	32,764,958	178,902	662	1,007,342
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	438,051	(39,390)	398,661	53,619,904	277,270	(50,045)	721,936
iShares MBS ETF(b)	233,600	147,610	(381,210)	—	—	159,488	473,712	(561,198)
iShares MSCI EAFE Growth ETF	—	752,863	(16,024)	736,839	61,238,689	371,323	100,500	6,833,347
iShares Trust iShares ESG MSCI USA ETF	—	1,425,656	(48,408)	1,377,248	96,393,588	348,852	286,192	10,490,383
iShares U.S. Medical Devices ETF	—	99,491	(513)	98,978	26,206,405	18,666	4,108	1,824,272
iShares U.S. Treasury Bond ETF(b)	985,882	1,988,930	(2,974,812)	—	—	555,239	5,630,373	(1,239,175)
iShares 7-10 Year Treasury Bond ETF(b)	—	—	—	—	—	335	—	—
Master Advantage Large Cap Core Portfolio	$85,784,222	$—	$(41,568,709)(c)(d)	$44,215,513	44,215,513	676,134	1,238,433	5,523,895
Master Total Return Portfolio	$178,897,551	$22,259,130(c)(d)	$—	$201,156,681	201,156,681	3,356,747	6,309,813	(281,811)
SL Liquidity Series, LLC, Money Market Series	—	33,383,747(c)	—	33,383,747	33,410,454	50,087(e)	9,531	—
U.S. Total Bond Index Master Portfolio(b)	$59,455,077	$—	$(59,455,077)(c)(d)	$—	—	66,322	3,205,123	(3,232,166)
					$ 911,708,256	$ 14,118,195	$ 15,116,014	$ 16,811,577
(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents net shares/investment value purchased (sold).
(d)	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.
(e)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

Schedule of Investments (unaudited)  (continued)
June 30, 2020
BlackRock 60/40 Target Allocation Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.
Certain investments of the Fund were fair valued using net asset value per share (“NAV”) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 628,578,877	$ —	$ —	$ 628,578,877
Short-Term Securities
Money Market Funds	4,346,731	—	—	4,346,731
	$ 632,925,608	$ —	$ —	632,925,608
Investments Valued at NAV(a)				278,782,648
				$ 911,708,256
The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
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